Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
	Feb. 25, 2022	Jan. 26, 2022	Mar. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)		$ 0.01
Aggregate amount of the declared distribution		$ 522
Number of units of repurchases of common or preference units					191,490	1,171,572
Preference units
Subsequent Events
Number of units of repurchases of common or preference units				733,978
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	0.5125
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.53125
Unit repurchase programme | Series B preference units
Subsequent Events
Number of units of repurchases of common or preference units			107,245
Number of units cancelled			107,245
Unit repurchase programme, weighted average price			$ 25.36
Unit repurchase programme | Series C preference units
Subsequent Events
Number of units of repurchases of common or preference units			42,390
Number of units cancelled			42,390
Unit repurchase programme, weighted average price			$ 25.36